                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended September 30, 1998
                                              ------------------


Check here if Amendment  [X]            Amendment Number :     3
                                                              ---

   This Amendment (Check only one): [X] is a restatement

                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:  28- 2610
                       ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ----------------------------------------
Title:    Vice President of General Partner
          ----------------------------------------
Phone:    (203) 861-4600
          ----------------------------------------

Signature, Place, and Date of Signing:

           /s/ E.J. BIRD            Greenwich, CT            November 13, 2001
       ----------------------     --------------------       ------------------
           (Signature)               (City, State)                 (Date)

Report Type ( Check only one):


[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)


[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Manager:                         NONE
Form 13F Information Table Entry Total:                     45
Form 13F Information Table Value Total:            $ 1,126,827
                                                (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table

        COLUMN 1          COLUMN 2    COLUMN 3   COLUMN 4   COLUMN 5         COLUMN 6          COLUMN 7           COLUMN 8
------------------------  --------    --------   --------   --------  ----------------------  ----------  -------------------------
                                                     FAIR
                            TITLE                  MARKET
                             OF         CUSIP       VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
     NAME OF ISSUER         CLASS      NUMBER     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   (A)SOLE  (B)SHARED  (C)NONE
------------------------   -------     -------    --------  --------  ----  ----- ----------  --------   ---------------------------
AMP Inc.                   Common     031897-10-1     19,499    545,427  SH         DEFINED                545,427
AMP Inc.                   Common     031897-10-1    102,348  2,862,873  SH           SOLE               2,862,873
America Online Inc.        Options    02364J-95-4        437        873  SH  Put    DEFINED                    873
America Online Inc.        Options    02364J-95-4      2,290      4,572  SH  Put      SOLE                   4,572
American Bankers Ins.
  Group Inc.               Common     024456-10-5      4,113     96,768  SH         DEFINED                 96,768
American Bankers Ins.
  Group Inc.               Common     024456-10-5     21,578    507,732  SH           SOLE                 507,732
Autozone Inc.              Common     053332-10-2    117,953  4,789,954  SH         DEFINED              4,789,954
Autozone Inc.              Common     053332-10-2    221,003  8,974,746  SH           SOLE               8,974,746
Avnet Inc.                 Common     053807-10-3        766     20,798  SH         DEFINED                 20,798
Avnet Inc.                 Common     053807-10-3      4,020    109,202  SH           SOLE                 109,202
Arrow Electronics Inc.     Common     042735-10-0        639     48,693  SH         DEFINED                 48,693
Arrow Electronics Inc.     Common     042735-10-0      3,358    255,807  SH           SOLE                 255,807
Citigroup Inc.             Common     172967-10-1     12,306    132,416  SH         DEFINED                132,416
Citigroup Inc.             Common     172967-10-1     64,572    694,784  SH           SOLE                 694,784
Dow Chemical  Co.          Common     260543-10-3     21,723    254,257  SH         DEFINED                254,257
Dow Chemical  Co.          Common     260543-10-3    114,039  1,334,767  SH           SOLE               1,334,767
Electronic Data Systems
  Corp.                    Common     285661-10-4      5,157    155,403  SH         DEFINED                155,403
Electronic Data Systems
  Corp.                    Common     285661-10-4     27,071    815,697  SH           SOLE                 815,697
Ethyl Corp.                Common     297659-10-4        384     95,957  SH         DEFINED                 95,957
Ethyl Corp.                Common     297659-10-4      2,014    503,643  SH           SOLE                 503,643
Footstar Inc.              Common     344912-10-0      7,216    318,060  SH         DEFINED                318,060
Footstar Inc.              Common     344912-10-0     37,862  1,668,840  SH           SOLE               1,668,840
Georgia Gulf Corp.         Common     373200-20-3      4,381    280,377  SH         DEFINED                280,377
Georgia Gulf Corp.         Common     373200-20-3     22,986  1,471,123  SH           SOLE               1,471,123
Guess Inc.                 Common     401617-10-5        999    245,982  SH         DEFINED                245,982
Guess Inc.                 Common     401617-10-5      5,251  1,292,318  SH           SOLE               1,292,318
International Business
  Machs                    Common     459200-10-1      1,568     12,247  SH         DEFINED                 12,247
International Business
  Machs                    Common     459200-10-1      8,864     69,253  SH           SOLE                  69,253
International Business
  Machs                    Options    459200-90-1     13,998      1,684  SH         DEFINED                  1,684
International Business
  Machs                    Options    459200-90-1     89,626     10,782  SH           SOLE                  10,782
Jostens Inc.               Common     481088-10-2      1,469     70,795  SH         DEFINED                 70,795
Jostens Inc.               Common     481088-10-2      7,709    371,505  SH           SOLE                 371,505
Lone Star Industries Inc.  Common     542290-11-9        909     15,208  SH         DEFINED                 15,208
Lone Star Industries Inc.  Common     542290-11-9      4,767     79,792  SH           SOLE                  79,792
MGM Grand Inc.             Common     552953-10-1        223      9,669  SH         DEFINED                  9,669
MGM Grand Inc.             Common     552953-10-1      1,171     50,773  SH           SOLE                  50,773
Phelps Dodge Corp.         Common     717265-10-2      1,140     21,834  SH         DEFINED                 21,834
Phelps Dodge Corp.         Common     717265-10-2      5,984    114,666  SH           SOLE                 114,666
PS Group Inc.              Common     693624-10-8     13,930  1,198,270  SH           SOLE               1,198,270
Stanley Works              Common     854616-10-9      4,965    166,882  SH         DEFINED                166,882
Stanley Works              Common     854616-10-9     26,049    875,618  SH           SOLE                 875,618
Wells Fargo & Co           Common     949740-10-4     19,291     54,340  SH         DEFINED                 54,340
Wells Fargo & Co           Common     949740-10-4    101,161    284,960  SH           SOLE                 284,960
Yahoo Inc.                 Options    984332-95-6          6        160  SH  Puts   DEFINED                    160
Yahoo Inc.                 Options    984332-95-6         32        840  SH  Puts     SOLE                     840

(Confidential portion has been omitted and filed separately.)

Grand Total                                        1,126,827